Property and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property and Equipment
5. Property and Equipment

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Leasehold improvements	$33.9	$34.4
Property and equipment	17.5	18.1
Computer equipment and software	96.6	84.2

	148.0	136.7
Less accumulated depreciation and amortization	(115.1)	(100.6)

	32.9	36.1
Land	1.2	1.2

	$34.1	$37.3

During the fiscal year ended March 31, 2025, depreciation expense amounted to $12.9 million (2024 - $10.3 million; 2023 - $12.2 million).

LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
4. Property and Equipment

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Distribution equipment	$19.3	$19.3
Leasehold improvements	66.0	66.1
Property and equipment	25.4	26.0
Computer equipment and software	265.7	236.1

	376.4	347.5
Less accumulated depreciation and amortization	(294.9)	(260.2)

	81.5	87.3
Land	1.2	1.2

	$82.7	$88.5

During the year ended March 31, 2025, depreciation expense amounted to $33.0 million (2024 - $49.9 million; 2023 - $40.1 million).